Other Receivables	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Receivables
12.	OTHER RECEIVABLES

	2021		2020		2019
	Non-current	Current	Non-current	Current	Non-current	Current
Receivables from services and sales of other assets	2,091	1,950	548	2,330	455	2,706
Tax credit and export rebates	15,263	14,616	9,283	10,060	6,896	6,076
Loans to third parties and balances with related parties (1)	975	1,617	814	997	2,435	3,288
Collateral deposits	2	3,509	2,062	2,152	2	640
Prepaid expenses	933	9,000	740	3,503	603	2,370
Advances and loans to employees	71	411	17	263	29	596
Advances to suppliers and custom agents (2)	—	15,377	—	8,525	—	10,896
Receivables with partners in JO	1,059	14,542	2,334	4,143	2,248	7,932
Insurance receivables	—	148	—	1,133	—	498
Miscellaneous	707	2,154	177	1,339	45	1,255

	21,101	63,324	15,975	34,445	12,713	36,257
Provision for other doubtful receivables	(1,552)	(65)	(1,318)	(76)	(924)	(65)

	19,549	63,259	14,657	34,369	11,789	36,192

(1)	See Note 36 for information about related parties.
(2)	Includes among others, advances to customs agents for the payment of taxes and import rights related to the imports of fuels and goods.